Long-Term Debt (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 500,000
2018
2019
2020
2021	16,517,275
Total	$ 17,017,275	$ 146,551,435